COMMITTMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies

NOTE 10. COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in various claims and legal actions arising in the ordinary course of business. Management is not aware of any reported or unreported contingencies at December 31, 2020.